Subsidiaries - Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders (Detail) - CNY (¥) ¥ in Millions			12 Months Ended
	Dec. 24, 2020	Dec. 18, 2020	Dec. 31, 2021
China Southern Air Logistics Co Ltd [member]
Effect on the group's other reserves in equity:
Capital injection from third parties	¥ 3,355
Less: Portion of net assets disposed	2,830
Other reserves in equity	¥ 525
Guangzhou Baiyun International Logistic Company Limited [member]
Effect on the group's other reserves in equity:
Cash consideration paid			¥ 260
Less: Portion of net assets disposed			105
Other reserves in equity			¥ 155
General Aviation Limited [Member]
Effect on the group's other reserves in equity:
Cash consideration received from third parties on partial disposal of equity interests		¥ 332
Capital injection from third parties		510
Less: Portion of net assets disposed		667
Other reserves in equity		¥ 175